Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2017	$ 1,884,967	$ 1,748,372	$ 10,022	$ 2,163,229	$ 82,294	$ (489,026)	$ (18,147)	$ 136,595
Profit/(loss) for the three-month period after taxes	73,175	67,350	0	0	0	67,350	0	5,825
Change in fair value of cash flow hedges	24,709	23,526	0	0	17,009	6,517	0	1,183
Currency translation differences	(36,336)	(33,011)	0	0	0	0	(33,011)	(3,325)
Tax effect	(9,323)	(8,976)	0	0	(7,368)	(1,608)	0	(347)
Other comprehensive income/(loss)	(20,950)	(18,461)	0	0	9,641	4,909	(33,011)	(2,489)
Total comprehensive income/(loss) for the period	52,225	48,889	0	0	9,641	72,259	(33,011)	3,336
Dividend distribution	(72,958)	(63,137)	0	(63,137)	0	0	0	(9,821)
Balance, end of period at Jun. 30, 2018	1,864,234	1,734,124	10,022	2,100,092	91,935	(416,767)	(51,158)	130,110
Balance, beginning of period at Dec. 31, 2018	1,756,112	1,617,384	10,022	2,029,940	95,011	(449,274)	(68,315)	138,728
Profit/(loss) for the three-month period after taxes	22,747	16,956	0	0	0	16,956	0	5,791
Change in fair value of cash flow hedges	(59,879)	(54,808)	0	0	(56,490)	1,682	0	(5,071)
Currency translation differences	(13,121)	(12,189)	0	0	0	0	(12,189)	(932)
Tax effect	14,609	13,724	0	0	13,724	0	0	885
Other comprehensive income/(loss)	(58,391)	(53,273)	0	0	(42,766)	1,682	(12,189)	(5,118)
Total comprehensive income/(loss) for the period	(35,644)	(36,317)	0	0	(42,766)	18,638	(12,189)	673
Reduction of issued capital	(1,867)	0	0	0	0	0	0	(1,867)
Capital increase (Note 13)	30,000	30,000	138	29,862	0	0	0	0
Changes in scope (Note 5)	92,303	0	0	0	0	0	0	92,303
Dividend distribution	(99,649)	(76,705)	0	(76,705)	0	0	0	(22,944)
Balance, end of period at Jun. 30, 2019	$ 1,741,255	$ 1,534,362	$ 10,160	$ 1,983,097	$ 52,245	$ (430,636)	$ (80,504)	$ 206,893